SEVERANCE PAYMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
Severance Payment Net
SCHEDULE OF PLAN DEFINED BENEFIT OBLIGATION

a.	The plan liabilities, net:

	Year ended	Year ended
	December 31, 2021	December 31, 2020
Defined benefit plan:
Present value of defined benefit obligation	$541	$563
Fair value of plan assets	(374)	(376)

Total	$167	$187

Changes in the present value of defined benefit obligation:

	2021	2020

Balance at beginning of year	$563	$484
Recognized in statement of comprehensive loss:
Interest cost	10	12
Current service cost	39	41
Currency translation	(71)	38
Recognized in other comprehensive gain (loss):
Net actuarial gain (loss)	-	(13)

Balance at end of year	$541	$563

SCHEDULE OF FAIR VALUE OF PLAN ASSETS

b.	The movement in the fair value of the plan assets:

	2021	2020

Balance at beginning of year	$(376)	$(325)
Recognized in statement of comprehensive loss:
Expected return	28	(28)

Recognized in other comprehensive loss /(gain):
Net actuarial loss (gain)	-	(25)
Other:
Contributions by employer	(26)	(18)

Balance at end of year	$(374)	$(376)

SCHEDULE OF ASSUMPTIONS UNDERLYING DEFINED BENEFIT PLAN

c.	The principal assumptions underlying the defined benefit plan:

	December 31, 2021	December 31, 2020

Discount rate of the plan liability	2.24%	2.20%

Expected rate of return on plan assets	2.36%	2.32%

Future salary increases	3.47%	3.44%